Significant Accounting Policies - Long lived assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-live assets
Amortization of intangible assets	$ 4,560,000	$ 1,908,000	$ 3,564,000
Depreciation expenses	28,642,000	26,560,000	33,218,000
Impairment charges of intangible assets	$ 0	$ 3,500,000	$ 0
Minimum
Long-live assets
Estimated useful lives of intangible assets	1 year
Maximum
Long-live assets
Estimated useful lives of intangible assets	10 years
Office building
Long-live assets
Estimated useful lives of assets	45 years
Office building related facilities
Long-live assets
Estimated useful lives of assets	20 years
Furniture and fixtures
Long-live assets
Estimated useful lives of assets	5 years
Computers and equipment | Minimum
Long-live assets
Estimated useful lives of assets	3 years
Computers and equipment | Maximum
Long-live assets
Estimated useful lives of assets	4 years